Procure ETF Trust II

Procure Space ETF
(the “Fund”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2026

Effective May 15, 2026 (the “Effective Date”), the Fund’s underlying index, currently known as the S-Network Space Index, will be renamed the “VettaFi Space Index” (the “Index”). Vettifi LLC will continue to serve as the provider of the Index, and except as set forth below, no further changes are expected with respect to the Index.

On the Effective Date, the Index will adopt a “fast-track” methodology designed to better reflect the current and anticipated expansion of the space industry by allowing very large capitalization space industry companies that complete an initial public offering (an “IPO”) to be added to the Index immediately upon the commencement of public trading in the company’s shares following an IPO. The following summarizes these Index methodology changes:

1) “Non-diversified companies” that derive at least 50% (but typically 100%) of their total annual revenues from space-related business and having a market capitalization greater than $500 billion U.S. dollars will be eligible for immediate inclusion into the Index.

2) Non-diversified companies with a free float of at least $100 billion U.S. dollars (“Mega-cap companies”) will be capped at 18.75% of the non-diversified tranche (representing 80% of the Index), which equates to 15% of the total Index, while all other companies in the non-diversified tranche will be capped at 6%.

Under this revised methodology, companies such as Space Exploration Technologies Corporation (“SpaceX”), may become eligible for inclusion in the Index as early as the close of the first day of exchange trading in their shares following an IPO.

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As of the Effective Date, the investment objective in the Fund’s Summary Prospectus and Prospectus is revised to reflect the new name of the Underlying Index.

Procure Space ETF® (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “VettaFi Space Index” (formerly, S-Network Space Index) (the “Underlying Index”) developed by VettaFi, LLC (the “Index Provider”).

As of the Effective Date, the information under the subsection “The Underlying Index Security Selection and Weighting Process” of the Summary Prospectus and Prospectus is hereby superseded and replaced with the following:

The Underlying Index Security Selection and Weighting Process

Each candidate for inclusion as a component of the Underlying Index must first meet all of the following eligibility criteria: (a) listing on a national stock exchange in any geographic region, (b) being engaged in one or more of the Space Industry Segments, and (c) having a three-month average daily trading volume of at least US $1,000,000 on each Underlying Index semi-annual reconstitution snapshot date, which is the last trading day of the month prior to a reconstitution date. If a company’s stock has been trading for less than three calendar months, but more than 22 trading days, the company’s average daily trading volume for its entire trading history shall be used to determine eligibility. Recent initial public offerings (“IPOs”) in non-U.S. jurisdictions will be considered eligible for inclusion as a component of the Underlying Index only after meeting relevant U.S. regulations with respect to qualifications for U.S. ownership.

The Index Provider’s assessment of whether a company is engaged in one or more of the Space Industry Segments (per the criteria listed above) is based on mention of space-related business in the company’s annual filings. In addition, a company’s space-related revenue must constitute either (a) a minimum of 20% of the company’s total annual revenue, or (b) more than $500 million in annual revenue. In all cases, space-related revenues are determined through review by the Index Provider of the company’s regulatory filings and investor-focused materials, including quarterly earnings announcements and analyst presentations, as well as other reliable data sources. Space revenues are then divided by the company’s total revenues to determine its percentage of space-related revenues. Accordingly, the Underlying Index methodology considers the factual reporting of revenue statistics rather than more subjective factors to determine eligibility.

The screening process discussed above identifies candidate stocks according to their Global Industry Classification Standard (“GICS”) sub-industry, and then reviews them to ensure that such companies meet at least one of the following additional criteria for inclusion as a component of the Underlying Index:

●	the company was a “prime manufacturer” (i.e., the contractor responsible for managing subcontractors and delivering the product to the customer) for a satellite in the past five years;
●	the company was a “prime manufacturer” or operator of a launch vehicle in the past five years;
●	the company currently operates or utilizes satellites;
●	the company manufactures space vehicle components (for satellites, launch vehicles, or other spacecraft); or
●	the company manufactures ground equipment dependent upon satellite systems.
The companies thus chosen for inclusion in the Underlying Index are separated into two tranches:

The first tranche (“Non-diversified Tranche”) comprises “non-diversified” companies that derive at least 50% (but typically 100%) of their total annual revenues from space-related business. Companies included in the Non-diversified Tranche are accorded an aggregate weight of 80% of the total Underlying Index weight (100%).

The second tranche (“Diversified Tranche”) comprises companies in which space-related business plays a significant role in the generation of revenues but produces less than 50% of total annual revenues. Companies included in the Diversified Tranche are accorded an aggregate weight of 20% of the total Underlying Index weight (100%).

Each stock’s weight within its respective tranche is determined by its “Modified Market Capitalization,” which is a company’s full market capitalization that has been mathematically modified by one or more factors for the purpose of weighting in an index. Modified Market Capitalization for companies eligible for inclusion in the Underlying Index is determined by multiplying a) the company’s full market capitalization by b) the company’s “Float Factor” by c) the percentage of total revenues the company derives from space. A company’s Modified Market Capitalization is a percentage of a company’s total market capitalization ranging from 0% to 100%.

The Float Factor is the percentage of the company’s shares outstanding that are unencumbered from trading freely on the open market. It is determined by deducting shares that are a) restricted from sale to the public, b) held by a governmental entity, c) held by company insiders in size that requires reporting to the SEC or a similar international regulatory body (>5%) and/or d) held by investors in size subject to reporting to the SEC or a similar international regulatory body (>5%) from the company’s total shares outstanding. The resulting percentage is the company’s Float Factor.

Next, the Non-diversified Tranche of the Underlying Index is given 80% of the weight of the Underlying Index and the Diversified Tranche is given 20% of the weight. The within-tranche weights for the Non-diversified Tranche are capped at 6%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. Companies with a free float market capitalization of at least US $100 billion (“Mega-cap companies”) are capped at 18.75% within the Non-diversified Tranche.

The within-tranche company weights for the Diversified Tranche are capped at 12%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. The final index weight of each component stock will then be the product of its within-tranche weight and the overall weight assigned to that stock’s tranche (the tranche weight). Accordingly, the maximum weight of certain constituents in the Non-diversified Tranche will be 4.8% (6% X 80%), the maximum weight of Mega-cap companies in the Non-diversified Tranche will be 15% (18.75% X 80%), and the maximum weight of any constituent in the Diversified Tranche will be 2.4% (12% X 20%).

Capping is applied separately to each of the tranches. The following steps are taken to weight the constituents in the Underlying Index:

Step 1. Multiply each selected company’s full market capitalization by its Float Factor.

Step 2. Multiply each selected company’s float market capitalization derived in Step 1 by its space-related revenue percentage.

Step 3. The combination of Steps 1 & 2 above results in the company’s Modified Market Capitalization, which is used to weight the companies included in the Non-diversified and Diversified tranches. Each tranche is weighted separately.

Step 4. Capping procedures are then applied to each tranche separately. The capping procedure is implemented by identifying those companies whose uncapped weights are in excess of the desired cap weight. The weights of these companies are then set at the cap weight, and the weight over the cap weight is then redistributed across the remaining stocks in the exact proportion of the original weights of those stocks. Capping is applied separately to each of the tranches.

Step 5. The weights derived in Step 4 are modified by the respective tranche weights (80% for the non-diversified tranche and 20% for the diversified tranche) to determine each stock’s final Underlying Index weight.

Although there is no stated maximum or minimum number of Underlying Index components required for inclusion in the Underlying Index, the Index Provider intends to conform to RIC diversification requirements as defined in Sub-Chapter M of the IRS code and, therefore, will maintain at least 22 component securities in the Underlying Index, nor will any stock have a weight greater than 25% of the total Underlying Index, and the combined weight of all stocks with weights greater than 5% will be less than 50%.

The Underlying Index is reconstituted semi-annually by the Index Committee of the Index Provider in accordance with a rules-based process. Companies that are components of the Underlying Index will be screened periodically, and any company that no longer meets the eligibility criteria described above will be removed from the Underlying Index. Also, a candidate list of all identifiable companies engaged in the Space Industry Segments will be screened and companies will be added to the Underlying Index if they satisfy the screening criteria. Finally, the Underlying Index is rebalanced each quarter to reflect changes of more than 5% in the number of float-adjusted shares.

If a recent IPO with a float-adjusted market capitalization greater than US $100 million as of its launch began trading too recently for consideration in the most recent reconstitution of the Underlying Index, it shall become eligible for immediate inclusion upon reaching 22 consecutive trading days and meeting the above criteria for inclusion in the Index.

Non-diversified companies with a market capitalization greater than US $500 billion are eligible for immediate inclusion in the Underlying Index. Eligibility and stock weights will be determined at the close of the first day of trading. Eligible companies will be included on the Underlying Index at the close of the next trading day at the stock weight without rebalancing the Underlying Index.

As of March 31, 2026, the Underlying Index contained 49 constituents composed of small-, medium-, and large-capitalization companies. The inception date of the Underlying Index (when live calculation of the index values began) was May 7, 2018.

As of the Effective Date, the following risks are incorporated alphabetically into the “Principal Risks” subsection of the Summary Prospectus:

Concentration Risk – The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, market, industry, group of industries, sector, market segment or asset class.

Focused Portfolio Risk – Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

IPO Risk – Securities purchased in or immediately after an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

As of the Effective Date, the following information is incorporated alphabetically into the “Description of the Principal Risks of the Fund” section of the Prospectus:

Concentration Risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, market, industry, group of industries, sector, market segment or asset class.

Focused Portfolio Risk

Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

IPO Risk

The Fund may invest in securities of companies that commence trading immediately after an IPO. Investments in IPO securities involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to one or more factors such as the absence of a prior public market, unseasoned trading in the securities, the small number of securities available for trading, the lack of investor knowledge of the company, the lack of an operating history of the company, dependence of the company on key personnel, suppliers or a limited number of customers and other factors. These factors may cause IPO shares to be volatile in price. While a Fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a dramatic impact on a Fund’s performance (higher or lower) if the Fund’s assets are relatively low. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

As of the Effective Date, the first four paragraphs on page 2 of the Fund’s SAI are replaced with the following:

The information contained herein regarding the index underlying the Fund (the “Underlying Index”) was provided by VettaFi, LLC. (the “Index Provider”), while the information contained herein regarding the securities markets and The Depository Trust Company was obtained from publicly available sources.

The Underlying Index is the “VettaFi Space Index” (formerly, the S-Network Space Index).

The product(s) is not sponsored, endorsed, sold or promoted by the Index Provider or its respective affiliates, (with its affiliates, are referred to as the “Corporation”). The Corporation has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporation makes no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Index Provider to track general stock market performance. The Corporation’s only relationship to ProcureAM, LLC (“Licensee”) is in the licensing of the Underlying Index and certain trade names of the Corporation and the use of the VettaFi Space Index which is determined, composed and calculated by the Index Provider. without regard to Licensee or the product(s). The Index Provider has no obligation to take the needs of the Licensee or the owners of the product(s) into consideration in determining, composing or calculating the Underlying Index. The Corporation is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product(s) to be issued or in the determination or calculation of the equation by which the product(s) is to be converted into cash. The Corporation has no liability in connection with the administration, marketing or trading of the product(s).

The Corporation does not guarantee the accuracy and/or uninterrupted calculation of VettaFi Space Index, or any data included therein. The Corporation makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the VettaFi Space Index or any data included therein. The Corporation makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporation have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

As of the Effective Date, the following is added to the “Investment Strategies and Risks” section of the SAI after “Index Risk”.

Investments in Initial Public Offering (“IPO”) Securities

The Fund may invest in securities of companies that are publicly traded immediately following an IPO. Investments in IPO securities involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to one or more factors such as the absence of a prior public market, unseasoned trading in the securities, the small number of securities available for trading, the lack of investor knowledge of the company, the lack of an operating history of the company, dependence of the company on key personnel, suppliers or a limited number of customers and other factors. These factors may cause IPO shares to be volatile in price. While a Fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a dramatic impact on a Fund’s performance (higher or lower) if the Fund’s assets are relatively small. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
The date of this Supplement is April 30, 2026.